UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            2/14/08
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          25
                                               -------------

Form 13F Information Table Value Total:           $600,231
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Name of          Title of              Value      Shrs of      SH/    PUT/ Investme Other
           Issuer          Class    CUSIP      (x1000)       PRN AMT     PRN   CALL  DiscretiManager Sole  Shared

APARTMENT INV & MGMT CO    COM    03748R101      58378       1680900                   Sole          Sole
BRE PROPERTIES, INC        COM    05564E106      19502       481172                    Sole          Sole
CAMDEN PROPERTY TRUST      COM    133131102      14628       303800                    Sole          Sole
CAPITAL LEASE FUNDING INC  COM    140288101      23397       2778738                   Sole          Sole
CAPITAL SENIOR LIVING CORP COM    140475104      10488       1056238                   Sole          Sole
CAPITAL TRUST INC          COM    14052H506      6135        200175                    Sole          Sole
COGDELL SPENCER INC        COM    19238U107      2737        171514                    Sole          Sole
HFF, INC                   COM    40418F108      6448        833029                    Sole          Sole
HOME PROPERTIES INC        COM    437306103      39266       875500                    Sole          Sole
ISTAR FINANCIAL            COM    45031U101      31081       1193114                   Sole          Sole
JER INVESTORS TRUST INC    COM    46614H301       215         20000                    Sole          Sole
KILROY REALTY CORP         COM    49427F108      13377       243400                    Sole          Sole
NEWCASTLE INVESTMENT CORP  COM    65105M108      2878        222100                    Sole          Sole
NORTHSTAR REALTY FINANCE COCOM    66704R100      2453        275000                    Sole          Sole
POST PROPERTIES INC        COM    737464107     121221       3451628                   Sole          Sole
RAIT FINANCIAL TRUST       COM    749227104      7549        875700                    Sole          Sole
RAMCO-GERSHON PPTYS        COM    751452202      19536       914200                    Sole          Sole
REIS, INC                  COM    75936P105      3035        395215                    Sole          Sole
STRATEGIC HOTELS AND RESORTCOM    86272T106      71322       4263100                   Sole          Sole
STRATUS PPTYS INC          COM    863167201      15729       463434                    Sole          Sole
SUNRISE SENIOR LIVING INC  COM    86768K106      69901       2278390                   Sole          Sole
THOMAS PROPERTY GROUP      COM    884453101      43661       4050200                   Sole          Sole
THORNBURG MORTGAGE INC     COM    885218107      12374       1339200                   Sole          Sole
URSTADT BIDDLE PROPERTIES ICOM    917286205      3661        236206                    Sole          Sole
WCI COMMUNITIES, INC       COM    92923C104      1259        333100                    Sole          Sole
